Reverse Merger (Details) (LipidViro Tech, Inc [Member], USD $)	1 Months Ended
Apr. 29, 2014
LipidViro Tech, Inc [Member]
Reverse Merger (Textual)
Reverse Merger shares exchanged	23,125,001
Reverse merger shares exchanged percentage	92.50%
Additional consideration recognized as acquisition expenses	$ 275,000
Reverse merger, description	On July 15, 2014 LipidViro changed its name to NAC Global Technologies, Inc.